SEGMENT REPORTING - Revenues by Geographical Area (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 293,338	$ 288,182
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	250,126	213,742
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 43,212	$ 74,440